ACCOUNTS RECEIVABLE (Details Narrative)	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
Receivables [Abstract]
Accounts receivable		$ 1,000
Provision for doubtful accounts	$ 0	$ 0	$ 0